Feb. 29, 2020
12.31 Fidelity International Factor ETFs Combo PRO-06 | Fidelity Targeted Emerging Markets Factor ETF
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Emerging Markets Multifactor Index.
Normally investing at least 80% of its assets in securities included in the Fidelity Emerging Markets Multifactor Index℠ and in depository receipts representing securities included in the index. The Fidelity Emerging Markets Multifactor Index℠ is designed to reflect the performance of stocks of large- and mid-capitalization emerging markets companies that have attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader emerging markets equity market, and lower correlation to the U.S. equity market.